Discontinued Operations - Additional Information (Details 3) (Electronics Manufacturing Solutions [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Electronics Manufacturing Solutions [Member]
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Finite-lived intangible assets		$ 4,960,000
Goodwill		500,000
Amortization expense	$ 700,000	$ 900,000